NOTE 8 - COMMITMENTS AND CONTINGENCIES (Details) (USD $)	60 Months Ended
	Nov. 20, 2018	Mar. 08, 2014	Feb. 18, 2014	Jan. 23, 2014	Dec. 20, 2013	Dec. 06, 2013	Nov. 20, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation		$ 25,000,000	$ 4,000,000	$ 200,000,925	$ 8,717,625	$ 20,000,000	$ 158,500,000
Contractual Obligation, Sales Commission, Potential Payment	4.50%
Contractual Obligation, Sales Commission, Potential Payment, Value	7,162,375
Contractual Obligation, Due in Next Twelve Months						300,000
Contractual Obligation, Performance Incentive		$ 7,000,000	$ 1,000,000